Statement of Changes in Net Assets Available for Benefits - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Participant contributions	$ 26,552,305
Employer contributions - cash match/discretionary contribution	9,774,917
Total contributions	36,327,222
Net appreciation in fair value of investments	187,712,727
Dividends	27,901,582
Interest income on notes receivable from participants	263,781
Total additions	252,205,312
DEDUCTIONS
Benefits paid to participants	177,405,525
Service fees (revenue credits), net	119,646
Total deductions	177,525,171
Increase in Net Assets	74,680,141
NET ASSETS AVAILABLE FOR BENEFITS:
Beginning of year	1,625,413,920
End of year	1,700,094,061
Participant Directed Other
Contributions:
Participant contributions	26,552,305
Employer contributions - cash match/discretionary contribution	9,774,917
Total contributions	36,327,222
Net appreciation in fair value of investments	121,643,480
Dividends	27,901,582
Interest income on notes receivable from participants	263,781
Interfund transfers	8,176,390
Total additions	194,312,455
DEDUCTIONS
Benefits paid to participants	119,680,217
Service fees (revenue credits), net	119,646
Total deductions	119,799,863
Increase in Net Assets	74,512,592
NET ASSETS AVAILABLE FOR BENEFITS:
Beginning of year	1,010,347,453
End of year	1,084,860,045
Participant Directed Berkshire B ESOP
Contributions:
Net appreciation in fair value of investments	66,069,247
Interfund transfers	(8,176,390)
Total additions	57,892,857
DEDUCTIONS
Benefits paid to participants	57,725,308
Total deductions	57,725,308
Increase in Net Assets	167,549
NET ASSETS AVAILABLE FOR BENEFITS:
Beginning of year	615,066,467
End of year	$ 615,234,016